Investment Strategy - VanEck China Semiconductor ETF	Jun. 22, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.
The Index is a rules-based, modified capitalization-weighted, float-adjusted index intended to track the performance of 25 of the largest and most liquid Chinese companies in the semiconductor industry. The Index includes common stocks and depositary receipts of companies that are headquartered or incorporated in China or Hong Kong and that generate at least 50% of their revenues from the semiconductor segment. Semiconductor companies include those engaged primarily in the production of semiconductors and/or semiconductor equipment.
From the 50 largest eligible companies by full market capitalization, the 25 highest ranked securities based on a combined ranking of free-float market capitalization and three-month average daily trading volume are selected for inclusion in the Index.
As of April 30, 2026, the Index included 25 securities of companies with a market capitalization range of between approximately $4.18 billion and $104.09 billion and a weighted average market capitalization of $55.64 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Index is published by MarketVector Indexes GmbH (the “Index Provider”), which is an indirectly wholly owned subsidiary of the Adviser. The Index is reconstituted semi-annually and rebalanced quarterly, and the Fund will be reconstituted and rebalanced in accordance with such schedule.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally tracks the Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to track the Index.
The Fund will seek to achieve its investment objective by primarily investing directly in A-shares. A-shares are issued by companies incorporated in the People’s Republic of China (“China” or the “PRC”). A-shares are traded in renminbi (“RMB”) on the Shenzhen or Shanghai Stock Exchanges. The A-share market in China is made available to domestic PRC investors and foreign investors through the Shanghai-Hong Kong Stock Connect Program and the Shenzhen-Hong Kong Stock Connect Program (together, “Stock Connect”). The Fund intends to invest directly in A-shares via Stock Connect, as described below. Stock Connect is a securities trading and clearing program between the Shanghai and Shenzhen Stock Exchanges, the Stock Exchange of Hong Kong Limited, China Securities Depository and Clearing Corporation Limited (“CSDCC”) and Hong Kong Securities Clearing Company Limited (“HKSCC”). Stock Connect is designed to permit mutual stock market access between mainland China and Hong Kong by allowing investors to trade and settle shares on each market via their local exchanges. Other exchanges in China may participate in Stock Connect in the future. Purchases of A-shares through Stock Connect are subject to a daily quota at the market-level and can only be utilized on a first-come-first-serve basis. Once the daily quota is exceeded, buy orders will be rejected. Accordingly, the Fund's investments in A-shares via Stock Connect will be subject to the abovementioned daily quota limits on daily net purchases.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of April 30, 2026, the information technology sector represented a significant portion of the Index.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.

Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of April 30, 2026, the information technology sector represented a significant portion of the Index.